Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of useful lives of property and equipment

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease

Summary of useful lives of intangible assets

Useful life in years
Acquired software licenses	1 to 3

Summary of currency translation rates against the Euro for the Group's most significant operations

		2019
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	133.22	133.06
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	18.80	17.96
Ghana	Cedi (Ghana) (GHS)	5.98	6.38
Kenya	Kenyan Shilling (KES)	113.01	112.54
Morocco	Moroccan Dirham (MAD)	10.69	10.61
Nigeria	Naira (NGN)	402.40	404.90
Rwanda	Rwanda Franc (RWF)	1,005.63	1,042.62
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	16.15	15.75
Tunisia	Tunisian Dinar (TND)	3.22	3.12
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,573.85	2,558.61
Uganda	Uganda Shilling (UGX)	4,115.60	4,078.89
United Arab Emirates	UAE Dirham (AED)	4.11	4.12
United States of America	US Dollars (USD)	1.12	1.12

		2018
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	137.24	135.02
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	21.00	20.46
Ghana	Cedi (Ghana) (GHS)	5.51	5.55
Kenya	Kenyan Shilling (KES)	118.63	115.77
Morocco	Moroccan Dirham (MAD)	11.04	10.89
Nigeria	Naira (NGN)	424.60	415.46
Rwanda	Rwanda Franc (RWF)	1,006.49	995.64
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	15.60	16.46
Tunisia	Tunisian Dinar (TND)	3.09	3.35
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,678.57	2,625.28
Uganda	Uganda Shilling (UGX)	4,373.73	4,226.75
United Arab Emirates	UAE Dirham (AED)	4.34	4.20
United States of America	US Dollars (USD)	1.18	1.14

Schedule of Group's geographical distribution of revenue and property, plant and equipment

Revenue	For the year ended
in thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
West Africa(1)	68,919	65,655	44,934
North Africa(2)	57,238	36,947	28,434
East and South Africa(3)	32,839	25,947	16,808
Portugal	43	509	2,067
France	—	—	623
United Arab Emirates	49	—	—
Germany	1,320	—	188
Total	160,408	129,058	93,054

Property and equipment	As of
in thousands of EUR	December 31, 2019	December 31, 2018
West Africa(1)	5,201	2,552
North Africa(2)	4,878	1,620
East and South Africa(3)	6,243	680
Portugal	986	109
United Arab Emirates	82	58
Germany	44	1
Total	17,434	5,020
(1)	West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.
(2)	North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)	East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.